[Letterhead of Sutherland Asbill & Brennan LLP]

STEVEN B. BOEHM

DIRECT LINE: 202.383.0176

E-mail: steven.boehm@sutherland.com

July 18, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:	Madison Harbor Balanced Strategies, Inc. – Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of Madison Harbor Balanced Strategies, Inc., we are filing a Preliminary Proxy Statement on Schedule 14A pursuant to the rules and regulations of the Securities Exchange Act of 1934.

Please call me at the above number, or Anne W. Gray at (202) 383-0966, if you have any questions or comments regarding the foregoing.

Sincerely,

/s/ Steven B. Boehm

cc:           Mr. Edward M. Casal